Intangible Assets - DAC for insurance and investment contracts (Details) - Shareholder-backed - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Movements in deferred acquisition costs
DAC at the beginning of the period	£ 9,233
Change in shadow DAC related to movement in unrealised appreciation of Jackson's securities classified as available-for-sale	246	£ (76)
DAC at the end of the period	10,095	9,233
Insurance contracts
Movements in deferred acquisition costs
DAC at the beginning of the period	9,170	9,114
Additions	991	1,000
Amortisation	(947)	(77)
Exchange differences	557	(791)
Change in shadow DAC related to movement in unrealised appreciation of Jackson's securities classified as available-for-sale	246	(76)
DAC at the end of the period	10,017	9,170
Investment contracts
Movements in deferred acquisition costs
DAC at the beginning of the period	63	64
Additions	26	11
Amortisation	(11)	(12)
DAC at the end of the period	78	63
Investment contracts | Cost/Gross amount
Movements in deferred acquisition costs
DAC at the beginning of the period	156
DAC at the end of the period	181	156
Investment contracts | Accumulated amortisation
Movements in deferred acquisition costs
DAC at the beginning of the period	(93)
DAC at the end of the period	£ (103)	£ (93)